SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other current assets	$ 41,085	$ 39,538	$ 24,132
Government Institutions [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other current assets		38,227	24,132
Other Receivable [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other current assets		$ 1,311